Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 67.1%
COMMUNICATION SERVICES 11.0%
	INTERNET 10.3%
76,000	Alphabet, Inc. Class A(1)	$11,470,680
460,000	Getty Images Holdings, Inc.(1)(2)	1,909,000
160,000	Match Group, Inc.(1)	5,804,800
32,400	Meta Platforms, Inc. Class A	15,732,792
11,000	Netflix, Inc.(1)	6,680,630
46,000	Roku, Inc.(1)	2,997,820
250,000	Snap, Inc. Class A(1)	2,870,000
		47,465,722
	MEDIA 0.7%
25,000	Walt Disney Co.	3,059,000
		50,524,722
CONSUMER DISCRETIONARY 9.5%
	APPAREL 0.5%
23,000	NIKE, Inc. Class B	2,161,540
	AUTO MANUFACTURERS 1.3%
280,000	Rivian Automotive, Inc. Class A(1)(2)	3,066,000
18,000	Tesla, Inc.(1)	3,164,220
		6,230,220
	ENTERTAINMENT 0.9%
87,000	DraftKings, Inc. Class A(1)	3,950,670
	INTERNET 4.2%
30,000	Alibaba Group Holding Ltd. ADR	2,170,800
64,000	Amazon.com, Inc.(1)	11,544,320
1,500	Booking Holdings, Inc.	5,441,820
		19,156,940
	LODGING 0.8%
16,500	Hilton Worldwide Holdings, Inc.	3,519,615
	RETAIL 1.8%
6,200	Lululemon Athletica, Inc.(1)	2,422,030
32,000	Starbucks Corp.	2,924,480
5,800	Ulta Beauty, Inc.(1)	3,032,704
		8,379,214
		43,398,199
CONSUMER STAPLES 1.3%
	BEVERAGES 0.9%
15,000	Constellation Brands, Inc. Class A	4,076,400
	COSMETICS/PERSONAL CARE 0.4%
12,000	Estee Lauder Cos., Inc. Class A	1,849,800
		5,926,200
ENERGY 2.2%
	OIL & GAS 2.2%
33,000	Diamondback Energy, Inc.	6,539,610
13,500	Pioneer Natural Resources Co.	3,543,750
		10,083,360
FINANCIALS 9.1%
	BANKS 2.7%
130,000	Bank of America Corp.	4,929,600
7,700	Goldman Sachs Group, Inc.	3,216,213
Shares		Value
COMMON STOCKS 67.1% (continued)
FINANCIALS 9.1% (continued)
	BANKS 2.7% (continued)
22,000	JPMorgan Chase & Co.	$4,406,600
		12,552,413
	COMMERCIAL SERVICES 0.6%
40,000	PayPal Holdings, Inc.(1)	2,679,600
	DIVERSIFIED FINANCIALS 4.8%
21,000	Blackstone, Inc.	2,758,770
21,000	Coinbase Global, Inc. Class A(1)	5,567,520
28,000	Interactive Brokers Group, Inc. Class A	3,127,880
6,500	MasterCard, Inc. Class A	3,130,205
27,000	Visa, Inc. Class A	7,535,160
		22,119,535
	INTERNET 1.0%
230,000	Robinhood Markets, Inc. Class A(1)	4,629,900
		41,981,448
HEALTHCARE 7.6%
	BIOTECHNOLOGY 3.5%
51,800	BioMarin Pharmaceutical, Inc.(1)	4,524,212
240,000	Exelixis, Inc.(1)	5,695,200
13,400	Vertex Pharmaceuticals, Inc.(1)	5,601,334
		15,820,746
	HEALTHCARE PRODUCTS 1.6%
108,000	Exact Sciences Corp.(1)	7,458,480
	PHARMACEUTICALS 2.5%
27,000	DexCom, Inc.(1)	3,744,900
11,000	Madrigal Pharmaceuticals, Inc.(1)(2)	2,937,440
500,000	Revance Therapeutics, Inc.(1)(2)	2,460,000
13,500	Zoetis, Inc.	2,284,335
		11,426,675
		34,705,901
INDUSTRIALS 4.6%
	AIRLINES 0.6%
64,000	Delta Air Lines, Inc.	3,063,680
	INTERNET 4.0%
300,000	Lyft, Inc. Class A(1)	5,805,000
162,000	Uber Technologies, Inc.(1)	12,472,380
		18,277,380
		21,341,060
INFORMATION TECHNOLOGY 21.8%
	COMPUTERS 2.3%
33,000	Apple, Inc.	5,658,840
15,300	Crowdstrike Holdings, Inc. Class A(1)	4,905,027
		10,563,867
	INTERNET 1.5%
34,000	Okta, Inc.(1)	3,557,080
40,000	Shopify, Inc. Class A(1)	3,086,800
		6,643,880
	SEMICONDUCTORS 8.6%
36,000	Advanced Micro Devices, Inc.(1)	6,497,640
3,100	Broadcom, Inc.	4,108,771
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 67.1% (continued)
INFORMATION TECHNOLOGY 21.8% (continued)
	SEMICONDUCTORS 8.6% (continued)
37,000	Micron Technology, Inc.	$4,361,930
19,600	NVIDIA Corp.	17,709,776
14,000	NXP Semiconductors NV	3,468,780
20,000	QUALCOMM, Inc.	3,386,000
		39,532,897
	SOFTWARE 9.4%
4,400	Intuit, Inc.	2,860,000
26,000	Microsoft Corp.	10,938,720
8,200	MicroStrategy, Inc. Class A(1)(2)	13,977,392
16,000	Salesforce, Inc.	4,818,880
5,000	ServiceNow, Inc.(1)	3,812,000
44,000	Twilio, Inc. Class A(1)	2,690,600
15,000	Workday, Inc. Class A(1)	4,091,250
		43,188,842
		99,929,486
TOTAL COMMON STOCKS (Cost $168,750,830)		307,890,376

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
$ 588,480	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(3)(4)	600,402
587,330	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(3)(4)	601,277
606,653	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(3)(4)	619,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,791,202)		1,820,823
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	340,320
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	239,752
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	244,844
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	241,144
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	241,084
464,174	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(4)	459,481
68,743	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	63,386
105,178	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	97,588
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,104,425)		1,927,599
Principal Amount		Value
CORPORATE BONDS & NOTES 9.7%
BASIC MATERIALS 0.5%
	CHEMICALS 0.1%
$ 500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	$502,773
	IRON/STEEL 0.2%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	477,115
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31(2)	445,240
		922,355
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	480,233
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	418,469
		898,702
		2,323,830
COMMUNICATIONS 0.9%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	450,089
500,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	499,299
		949,388
	MEDIA 0.2%
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	493,915
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	491,648
		985,563
	TELECOMMUNICATIONS 0.5%
500,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	400,488
500,000	Cisco Systems, Inc., 5.50%, 1/15/40	526,211
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	419,708
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	451,538
500,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	403,600
		2,201,545
		4,136,496
CONSUMER, CYCLICAL 1.0%
	AUTO MANUFACTURERS 0.3%
500,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	408,949
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31(2)	503,555
500,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	508,808
		1,421,312
	HOME BUILDERS 0.1%
492,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	490,021
See Supplementary Notes to Financial Statements.

March 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 9.7% (continued)
CONSUMER, CYCLICAL 1.0% (continued)
	LODGING 0.2%
$ 500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	$489,478
500,000	Marriott International, Inc., 4.90%, 4/15/29(2)	496,056
		985,534
	RETAIL 0.4%
500,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	482,084
500,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	405,062
500,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(2)	491,960
500,000	TJX Cos., Inc. (The), 2.25%, 9/15/26(2)	471,184
		1,850,290
		4,747,157
CONSUMER, NON-CYCLICAL 1.8%
	BEVERAGES 0.2%
500,000	Constellation Brands, Inc., 2.25%, 8/1/31	412,992
500,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	477,467
		890,459
	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	462,994
500,000	Gilead Sciences, Inc., 4.60%, 9/1/35	479,091
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	409,204
		1,351,289
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	471,976
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	442,978
		914,954
	HEALTHCARE PRODUCTS 0.2%
500,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	412,612
500,000	Stryker Corp., 3.38%, 11/1/25	485,557
		898,169
	HEALTHCARE SERVICES 0.2%
500,000	Elevance Health, Inc., 4.75%, 2/15/33	487,943
500,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	498,548
		986,491
	PHARMACEUTICALS 0.7%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	476,199
500,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	480,370
500,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	410,705
500,000	Eli Lilly & Co., 4.70%, 2/27/33	498,710
500,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	441,864
Principal Amount		Value
CORPORATE BONDS & NOTES 9.7% (continued)
CONSUMER, NON-CYCLICAL 1.8% (continued)
	PHARMACEUTICALS 0.7% (continued)
$ 500,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	$495,149
500,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	376,797
		3,179,794
		8,221,156
ENERGY 1.3%
	OIL & GAS 0.6%
500,000	BP Capital Markets America, Inc., Guaranteed Notes, 4.70%, 4/10/29	498,745
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	490,257
500,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	485,871
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	499,653
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	506,666
		2,481,192
	PIPELINES 0.7%
500,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	497,112
500,000	Cheniere Energy, Inc., Senior Unsecured Notes, 4.63%, 10/15/28	484,474
500,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	402,880
500,000	Energy Transfer LP, 5.25%, 4/15/29(2)	500,553
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	469,228
500,000	Kinder Morgan, Inc., 5.20%, 6/1/33(2)	492,411
500,000	Targa Resources Corp., 6.50%, 3/30/34	537,237
		3,383,895
		5,865,087
FINANCIAL 2.6%
	BANKS 1.3%
500,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	492,129
500,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(4)	482,452
500,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(4)	482,034
500,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44(2)	485,646
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26(2)	488,151
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	487,528
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(4)	408,924
500,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)(4)	534,972
500,000	National Australia Bank Ltd., 5.20%, 5/13/25	500,099
500,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	502,399
500,000	Royal Bank of Canada, 5.00%, 2/1/33(2)	498,214
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.7% (continued)
FINANCIAL 2.6% (continued)
	BANKS 1.3% (continued)
$ 500,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(2)(4)	$441,800
		5,804,348
	DIVERSIFIED FINANCIALS 0.5%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	466,854
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	485,716
500,000	American Express Co., Senior Unsecured Notes, (SOFR + 1.28%), 5.28%, 7/27/29(4)	503,110
500,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	482,380
500,000	Synchrony Financial, 4.88%, 6/13/25	492,561
		2,430,621
	INSURANCE 0.2%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	465,088
500,000	CNA Financial Corp., 3.45%, 8/15/27	472,791
		937,879
	REITS 0.6%
500,000	American Tower Corp., 5.50%, 3/15/28	504,187
500,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	473,358
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(2)	417,077
500,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	403,166
500,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28(2)	484,763
500,000	Weyerhaeuser Co., 4.75%, 5/15/26(2)	495,350
		2,777,901
		11,950,749
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.1%
500,000	RTX Corp., 4.50%, 6/1/42	446,121
	ELECTRONICS 0.2%
500,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	413,825
500,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	494,133
		907,958
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	449,613
	TRANSPORTATION 0.1%
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50(2)	364,412
		2,168,104
TECHNOLOGY 0.9%
	COMPUTERS 0.3%
500,000	Apple, Inc., 4.65%, 2/23/46	480,957
500,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	496,915
Principal Amount		Value
CORPORATE BONDS & NOTES 9.7% (continued)
TECHNOLOGY 0.9% (continued)
	COMPUTERS 0.3% (continued)
$ 500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	$420,728
		1,398,600
	SEMICONDUCTORS 0.4%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	362,975
500,000	Broadcom, Inc., 4.30%, 11/15/32(2)	469,805
500,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	502,892
500,000	NVIDIA Corp., 3.50%, 4/1/40	423,341
		1,759,013
	SOFTWARE 0.2%
500,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	440,022
500,000	Oracle Corp., 6.25%, 11/9/32(2)	534,971
		974,993
		4,132,606
UTILITIES 0.2%
	ELECTRIC 0.2%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	473,978
500,000	Southern Co., 5.70%, 3/15/34	515,672
		989,650
TOTAL CORPORATE BONDS & NOTES (Cost $44,986,549)		44,534,835
LONG-TERM MUNICIPAL SECURITIES 0.6%
	CALIFORNIA 0.2%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	479,090
500,000	State of California, GO, 5.70%, 10/1/32	533,806
		1,012,896
	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	467,752
	MASSACHUSETTS 0.1%
350,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	340,335
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	502,739
	NEW YORK 0.1%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	419,718
	TEXAS 0.0%
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	224,313
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,983,053)		2,967,753
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.5%
55,837	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	51,660
See Supplementary Notes to Financial Statements.

March 31, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.5% (continued)
$ 6,280	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	$6,321
77,835	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	69,580
1,500,845	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,240,930
699,151	FHLMC Pool #QD2419, 3.00%, 12/1/51	614,138
1,865,525	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,776,311
1,092,584	FHLMC Pool #QG6306, 5.00%, 7/1/53	1,066,244
174,184	FHLMC Pool #RA6817, 2.50%, 2/1/52	145,047
557,419	FHLMC Pool #SB8215, 4.00%, 3/1/38	539,689
2,370,692	FHLMC Pool #SD4553, 3.00%, 9/1/53	2,041,028
397,948	FHLMC Pool #SD8093, 3.50%, 9/1/50	360,928
1,009,548	FHLMC Pool #SD8108, 3.00%, 11/1/50	876,130
1,944,092	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,740,589
2,371,510	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,196,143
2,225,360	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	2,119,026
1,632,583	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,554,509
316	FNMA Pool #AH3226, 5.00%, 2/1/41	315
98,998	FNMA Pool #AL0657, 5.00%, 8/1/41	98,736
81,318	FNMA Pool #AQ1853, 3.00%, 11/1/42	73,023
109,015	FNMA Pool #AU5409, 3.00%, 8/1/43	97,021
517,498	FNMA Pool #CA5540, 3.00%, 4/1/50	452,200
945,001	FNMA Pool #CB5892, 4.50%, 3/1/53	900,261
143,538	FNMA Pool #FM2202, 4.00%, 12/1/48	135,416
326,371	FNMA Pool #FM4140, 2.50%, 9/1/50	274,436
99,531	FNMA Pool #FM9760, 3.50%, 11/1/51	89,463
132,174	FNMA Pool #FM9834, 3.50%, 6/1/49	120,313
1,430,738	FNMA Pool #FS3526, 4.00%, 12/1/52	1,326,933
1,294,134	FNMA Pool #FS7252, MBS, 5.00%, 11/1/53	1,262,853
158,532	FNMA Pool #MA4222, 3.50%, 12/1/50	143,925
2,167,977	FNMA Pool #MA4512, 2.50%, 1/1/52	1,792,702
1,872,689	FNMA Pool #MA4978, 5.00%, 4/1/53	1,827,812
2,087,950	FNMA Pool #MA5106, 5.00%, 8/1/53	2,037,052
1,215,712	FNMA Pool #MA5131, 3.50%, 7/1/53	1,088,232
766,838	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	710,125
24,477	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	23,323
1,254,135	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	200,775
47,587	GNMA II Pool #MA1521, 3.50%, 12/20/43	44,187
83,166	GNMA II Pool #MA1839, 4.00%, 4/20/44	79,907
91,577	GNMA II Pool #MA4836, 3.00%, 11/20/47	81,737
221,513	GNMA II Pool #MA7054, 3.50%, 12/20/50	203,356
1,747,613	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,593,404
2,560,576	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	2,181,963
1,172,854	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,097,239
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $35,867,125)		34,334,982
U.S. TREASURY OBLIGATIONS 8.5%
1,800,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,653,680
1,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	937,207
3,500,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,780,996
2,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	1,845,859
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 8.5% (continued)
$ 2,500,000	U.S. Treasury Bonds, 3.00%, 2/15/48	$1,955,371
3,500,000	U.S. Treasury Bonds, 2.25%, 2/15/52	2,302,207
2,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	1,513,281
1,250,000	U.S. Treasury Notes, 4.63%, 2/28/26(2)	1,248,975
1,200,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,198,219
8,250,400	U.S. Treasury Notes, 2.25%, 8/15/27	7,703,489
2,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	1,887,969
5,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	4,388,476
860,000	U.S. Treasury Notes, 1.50%, 2/15/30	739,365
2,250,000	U.S. Treasury Notes, 2.75%, 8/15/32	2,018,057
7,500,000	U.S. Treasury Notes, 3.38%, 5/15/33	7,025,976
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,769,154)		39,199,127

Shares		Value
SHORT-TERM INVESTMENTS 9.4%
	MONEY MARKET FUNDS 9.4%
23,314,799	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(5)	23,314,799
19,944,250	State Street Navigator Securities Lending Government Money Market Portfolio(6)	19,944,250
		43,259,049
TOTAL SHORT-TERM INVESTMENTS (Cost $43,259,049)		43,259,049
TOTAL INVESTMENTS IN SECURITIES 103.6% (Cost $340,511,387)		$475,934,544
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.6)%		(16,750,060)
NET ASSETS(7) 100.0%		$459,184,484

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2024, the market value of the securities on loan was $30,716,557.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2024. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of March 31, 2024.
(6)
Securities with an aggregate market value of
$30,716,557 were out on loan in exchange for
$19,944,250 of cash collateral as of March 31, 2024. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$340,511,387, aggregate gross unrealized appreciation
was $158,019,374, aggregate gross unrealized
depreciation was $22,596,217 and the net unrealized
appreciation was $135,423,157.

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$307,890,376	$—	$—	$307,890,376
Collateralized Mortgage Obligations	—	1,820,823	—	1,820,823
Commercial Mortgage-Backed Securities	—	1,927,599	—	1,927,599
Corporate Bonds & Notes*	—	44,534,835	—	44,534,835
Long-Term Municipal Securities*	—	2,967,753	—	2,967,753
Residential Mortgage-Backed Securities	—	34,334,982	—	34,334,982
U.S. Treasury Obligations	—	39,199,127	—	39,199,127
Short-Term Investments	43,259,049	—	—	43,259,049
Total Investments in Securities	$351,149,425	$124,785,119	$—	$475,934,544

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.